UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 07, 2005


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 84


Form 13F Information Table Value Total: $101,629





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      446     9550 SH       SOLE                     9100               450
Altria Group                   COM              02209S103     2145    35099 SH       SOLE                    32524              2575
American Int'l Group           COM              026874107     1001    15245 SH       SOLE                    15020               225
Anheuser-Busch                 COM              035229103     1085    21390 SH       SOLE                    19875              1515
Arrow International            COM              042764100      769    24800 SH       SOLE                    17400              7400
Berkshire Hathaway A           COM              084670108     3868       44 SH       SOLE                       28                16
Berkshire Hathaway B           COM              084670207     5749     1958 SH       SOLE                     1799               159
Block (H&R)                    COM              093671105     1567    31975 SH       SOLE                    31425               550
Brown Forman B                 COM              115637209      209     4300 SH       SOLE                     4300
Burlington Resources           COM              122014103     1085    24950 SH       SOLE                    23900              1050
Cablevision Systems            COM              12686C109     1198    48120 SH       SOLE                    42404              5716
Carpenter Technology           COM              144285103      263     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     1940    40261 SH       SOLE                    32402              7859
Coca-Cola Co.                  COM              191216100      964    23150 SH       SOLE                    20625              2525
Comcast A SPCL                 COM              20030N200      890    27100 SH       SOLE                    24350              2750
Comcast Corp. A                COM              20030N101      279     8387 SH       SOLE                     8387
Costco Wholesale               COM              22160K105     1440    29750 SH       SOLE                    29550               200
Diageo PLC ADR                 COM              25243Q205      861    14884 SH       SOLE                    13984               900
Dover Corp.                    COM              260003108     3035    72375 SH       SOLE                    63775              8600
Dress Barn                     COM              261570105      338    19200 SH       SOLE                    19200
Dupont (E.I.)                  COM              263534109      294     6000 SH       SOLE                     2400              3600
El Paso Corp.                  COM              28336L109      208    20000 SH       SOLE                    20000
Ethan Allen                    COM              297602104      836    20900 SH       SOLE                    20425               475
Exxon Mobil                    COM              30231G102     3076    60001 SH       SOLE                    45631             14370
Fifth Third Bancorp            COM              316773100      216     4575 SH       SOLE                     4025               550
Freddie Mac                    COM              313400301     1174    15925 SH       SOLE                    12050              3875
Fulton Financial               COM              360271100     1459    62561 SH       SOLE                    60284              2277
Gannett Co.                    COM              364730101     1013    12403 SH       SOLE                    10403              2000
General Electric               COM              369604103      891    24420 SH       SOLE                    22820              1600
Genuine Parts                  COM              372460105      496    11250 SH       SOLE                     9650              1600
HCA, Inc.                      COM              404119109     1575    39425 SH       SOLE                    35025              4400
Harley Davidson                COM              412822108      870    14325 SH       SOLE                    13700               625
Hasbro, Inc.                   COM              418056107      568    29325 SH       SOLE                    16125             13200
Hershey Foods                  COM              427866108      751    13520 SH       SOLE                     9020              4500
Hillenbrand Ind.               COM              431573104     1240    22325 SH       SOLE                    19125              3200
IAC/InterActive Corp           COM              45840Q101      823    29800 SH       SOLE                    29050               750
Int'l Business Machines        COM              459200101      259     2625 SH       SOLE                     2625
Interpublic Group              COM              460690100      526    39250 SH       SOLE                    36250              3000
J & J Snack Foods              COM              466032109      282     5750 SH       SOLE                     5750
Johnson & Johnson              COM              478160104     2071    32650 SH       SOLE                    27650              5000
Kroger Company                 COM              501044101      330    18800 SH       SOLE                    16800              2000
Laboratory Corp                COM              50540R409      684    13725 SH       SOLE                    13025               700
Lawson Products                COM              520776105      211     4200 SH       SOLE                     4200
Liberty Media Corp.            COM              530718105     3384   308178 SH       SOLE                   249384             58794
Liberty Media Intrnl A         COM              530719103      791    17112 SH       SOLE                    13647              3465
Lindsay Mfg.                   COM              535555106      215     8300 SH       SOLE                     8300
Lockheed Martin                COM              539830109      383     6900 SH       SOLE                     6400               500
Loews Corp.                    COM              540424108      634     9020 SH       SOLE                     6020              3000
Manpower, Inc.                 COM              56418H100      594    12300 SH       SOLE                    11800               500
Marathon Oil                   COM              565849106      619    16450 SH       SOLE                    16450
Martin Marietta Matrls.        COM              573284106     3226    60125 SH       SOLE                    49975             10150
McGrath Rentcorp               COM              580589109      218     5000 SH       SOLE                     5000
McKesson Corp.                 COM              58155Q103     1140    36225 SH       SOLE                    32725              3500
Medical Services Intl          COM              58463C101        5  1000000 SH       SOLE                  1000000
Mohawk Industries              COM              608190104     2959    32425 SH       SOLE                    28500              3925
Montpelier Re Holdings         COM              G62185106      987    25675 SH       SOLE                    22750              2925
Nat'l Penn Bancshares          COM              637138108      442    15941 SH       SOLE                    14564              1377
Neiman Marcus A                COM              640204202      708     9900 SH       SOLE                     9900
Nestle Reg ADR                 COM              641069406     3285    50220 SH       SOLE                    43570              6650
Newell Rubbermaid              COM              651229106      542    22400 SH       SOLE                    20900              1500
PepsiCo, Inc.                  COM              713448108      412     7900 SH       SOLE                     7900
Pfizer, Inc.                   COM              717081103     2291    85194 SH       SOLE                    64144             21050
Procter & Gamble               COM              742718109      304     5512 SH       SOLE                     5512
Progressive Corp.              COM              743315103     7032    82890 SH       SOLE                    65165             17725
Pulitzer, Inc.                 COM              745769109      272     4200 SH       SOLE                     4200
Respironics Inc.               COM              761230101      217     4000 SH       SOLE                     4000
Risk, George Ind.              COM              767720204      105    17000 SH       SOLE                    17000
Schering Plough                COM              806605101      259    12400 SH       SOLE                    11000              1400
Scripps (E.W.) Co.             COM              811054204     1538    31865 SH       SOLE                    29890              1975
Sovereign Bancorp              COM              845905108     1470    65174 SH       SOLE                    65174
T J X Companies                COM              872540109     4386   174525 SH       SOLE                   151575             22950
Telephone & Data Sys.          COM              879433100      768     9975 SH       SOLE                     9575               400
Thor Industries                COM              885160101      921    24850 SH       SOLE                    24850
Tiffany & Company              COM              886547108     1027    32115 SH       SOLE                    28090              4025
Time Warner                    COM              887317105      709    36464 SH       SOLE                    34464              2000
Transatlantic Holdings         COM              893521104      398     6435 SH       SOLE                     6092               343
Tyco International             COM              902124106     1408    39400 SH       SOLE                    33550              5850
Unitrin, Inc.                  COM              913275103      734    16150 SH       SOLE                    10150              6000
Verizon Communications         COM              92343V104     1460    36047 SH       SOLE                    31810              4237
Viacom Inc. Class B            COM              925524308      510    14017 SH       SOLE                    12592              1425
Wachovia Corp.                 COM              929903102     1645    31270 SH       SOLE                    31270
Washington Post Cl B           COM              939640108     1717     1747 SH       SOLE                     1632               115
Waste Management               COM              94106L109     1398    46700 SH       SOLE                    40000              6700
Wells Fargo                    COM              949746101     1532    24644 SH       SOLE                    18867              5777